SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Portfolios Prospectus
dated April 30, 2012

Date of Supplement: March 20, 2013

Michael Abramo no longer serves as a portfolio manager for Calvert VP SRI Balanced Portfolio (the “Portfolio”).

The portfolio management table for “Fixed-Income Investments” under “Portfolio Management – Investment Advisor” in the Portfolio Summary on page 4 is revised and restated as follows to reflect changes to the portfolio management team:

Fixed-Income Investments:

Portfolio Manager	Title	Length of Time
Name		Managing Portfolio
Matthew Duch	Vice President, Portfolio	Since March 2013
Manager, Calvert

Vishal Khanduja, CFA	Portfolio Manager,	Since March 2013
Calvert

In addition, the portfolio management table for the Portfolio under “Management of Portfolio Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert VP SRI Balanced Portfolio – Fixed-income Investments of Calvert VP SRI Balanced Portfolio” on page 29 is revised and restated as follows:

Fixed-Income Investments of Calvert VP SRI Balanced Portfolio

Calvert Investment Management, Inc.
See “About Calvert” above.

Matthew Duch and Vishal Khanduja manage the day-to-day investment of the fixed-income investments of the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in March 2013.	Lead Portfolio Manager for fixed-income investments

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since March 2013. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager